Acquisitions (Details) (UNDEVELOPED LAND PARCELS [Member], USD $) In Millions, unless otherwise specified	Oct. 15, 2012 acre sqft	Jun. 28, 2012 sqft acre
UNDEVELOPED LAND PARCELS [Member]
Business Acquisition [Line Items]
Purchase Price	$ 1.7	$ 2.5
Area of land	3.0	2.01
Area of real estate property	113,000	249,000